Pre-Bankruptcy Long-Term Debt (Parenthetical) (Detail) - Predecessor - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
2017 Term Loan
Debt Instrument [Line Items]
Issuance of senior notes	$ 500,000
Discount on senior secured notes	0	$ 4,406
2019 Term Loan
Debt Instrument [Line Items]
Issuance of senior notes	350,000
Discount on senior secured notes	$ 0	$ 3,668